Key Management Personnel Disclosures (Details) - Schedule of Key Management Personnel Compensation - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel Disclosures Abstract
Short-term employee benefits	$ 296,978	$ 104,574
Total	$ 296,978	$ 104,574